RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 13:-	RELATED PARTIES

a.	Mr. Udi Gilboa and Dr. Dalia Megiddo are shareholders and each hold approximately 21% of issued and outstanding Ordinary Shares. Mr. Gilboa is the Chairman of the Board of Directors and Dr. Megiddo is a member of the Board of Directors, Chief Development Officer and Chief Medical Officer, and the former Chief Executive Officer (until January 6, 2025).

b.	Dr. Ronnie Hershman is a member of the Board of Directors and beneficially holds approximately 15% of outstanding Ordinary Shares.

c.

Mr. Gilboa and Dr. Megiddo were each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee. In February 2022, both Mr. Gilboa and Dr. Megiddo agreed to a voluntary deferral of such fee of NIS 9 (approximately $3), and an additional deferral of NIS 18 (approximately $5) in November 2022. In October 2025, entire deferred fees totaling $346 and $342 covering the period from March 2022 to July 2025 was paid to Mr. Gilboa and Dr. Megiddo, respectively. As of December 31, 2025 and 2024, the amount recorded was $73 and $530, respectively.

In March 2025, the shareholders and the Board of Directors approved compensation adjustments upon completion of the IPO to Mr. Udi Gilboa, as follows: (i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 90 ($25) monthly consultation fee in the second year following the IPO, and (iii) NIS 95 ($26) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of the annual consulting fees, the specific amount of which is subject to further approval of our Board of Directors; and (vi) one-time bonus of NIS 1,068 plus VAT ($293) upon completion of the IPO. Further, the compensation committee and Board of Directors, may grant Mr. Gilboa: (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) an equity financing bonus equal to up to 2% of the cash proceeds in a private placement or other equity financing transaction, and (iii) a one-time bonus for special efforts performed by Mr. Gilboa and/or in respect of the significant contribution of Mr. Gilboa to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s ordinary course of business.

In March 2025, the Board of Directors and the shareholders approved compensation adjustments upon completion of the IPO to Dr. Dalia Megiddo, as follows: (i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 97 ($27) monthly consultation fee in the second year following the IPO, and (iii) NIS 106 ($29) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of annual consulting fees, subject to approval of our Board of Directors; one-time bonus of NIS 855 plus VAT ($235) upon completion of the IPO. Further, the compensation committee and the Board of Directors, may grant Dr. Megiddo (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) a one-time bonus for special efforts performed by Dr. Megiddo and/or in respect of the significant contribution of Dr. Megiddo to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s general course of business; (iii) a bonus of NIS 905 plus VAT ($249) upon NDA submission for NS002 to the FDA; and (iv) a bonus of NIS 1,811 plus VAT ($497) upon FDA approval of an NDA for NS002.

For the years ended December 31, 2025, 2024 and 2023, management fees for Mr. Gilboa in the amount of $252, $184, and $183 respectively, recorded as operating expense within the consolidated statements of operations.

For the years ended December 31, 2025, 2024 and 2023, management fees for Dr. Dalia Megiddo in the amount of $253, $185, and $183 respectively, recorded as operating expense within the consolidated statements of operations.

In addition, in connection with the IPO, the executive officers of the Company received bonuses based on the terms of their employment contracts as described above. Mr. Gilboa received NIS 1,068 ($293) and Dr. Megiddo received NIS 855 ($235), which are recorded as operating expense within the consolidated statements of operations.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

d.	Mr. Gilboa subleased office space for a monthly fee of NIS 12 (approximately $3) and Topnotch Consultancy (2009) Ltd., a company owned by Mr. Gilboa, provided the Company with secretarial services for a monthly fee of NIS 15 (approximately $4), which increased from a monthly fee of NIS 5 (approximately $2) starting April 2025. The agreements were terminated in September 2025.

e.	Mr. Gilboa, Dr. Megiddo and Dr. Ronnie Hershman have all participated in SAFEs issued by the Company (see Note 4). Mr. Gilboa, Dr. Megiddo, Formulex and Dr. Hershman invested $35, $35 $30 and $100 respectively in the 2022 SAFEs, Dr. Hershman invested $100 in the 2023 SAFEs, Mr. Gilboa, Dr. Megiddo and Dr. Hershman invested $50, $50 and $150 respectively in the 2024 SAFEs.

f.	Mr. Gilboa, Dr. Megiddo and Dr. Ronnie Hershman invested $10, $10 and $290 in the short-term debt from shareholders as part of the July 2022 Loan and the February 2024 Loan, which was later exchanged to 2025 SAFEs (see Note 3).

g.	Mr. Gilboa, Dr. Megiddo and Dr. Hirshman are major shareholders of Formulex which granted services and additional services and license to the Company (see Note 6).

h.

In January 2025, the Board of Directors approved the engagement with Dan Teleman as Chief Executive Officer (“CEO”). The CEO is entitled to a gross monthly salary in the amount of NIS 30 ($8) beginning January 7, 2025 and until March 2025. Beginning April 1, 2025, the CEO is entitled to a gross monthly salary of NIS 40 ($11), to be increased to NIS 70 ($19) as of and subject to consummation of the IPO until the first anniversary of the IPO, and thereafter to NIS 75 ($21) until the second anniversary of the IPO and to NIS 80 ($22) thereafter. Additionally, the CEO will be entitled to an annual bonus in between 10%-20% of his annual gross salary (the “CEO Annual Bonus”). The CEO is also entitled to other benefits such as reimbursement of expenses and certain bonus payments, including a one-time bonus payment of NIS 120 ($33) upon and subject to consummation of the IPO (the “CEO IPO Bonus”).

In March 2025, the shareholders and the Board of Directors approved, subject to the consummation of the IPO, the following amendments to the agreement with the CEO (1) an increase in the CEO Annual Bonus from 10%-20% of his annual gross salary to 20%-30%; (2) one-time bonus of $75 if the Phase 3 clinical trial of NS002 successfully meets its primary end-point; and (3) an increase in the CEO IPO Bonus to NIS 240 ($66). In August 2025, following the consummation of the IPO, the Company paid the CEO IPO Bonus.

h.	Capital Point Ltd. are shareholders and hold approximately 6% of the issued and outstanding Ordinary Shares. On August 7, 2025, the Company engaged Capital Point to provide certain investor relations and public relations services, and business development related services. See Note 6(d).

i.	The following related party balances are included in the consolidated balance sheets:

	December 31, 2025	December 31, 2024
CURRENT ASSETS
Prepaid expenses and other current assets	$-	$116
CURRENT LIABILITIES:
Trade payables	$78	$-
Convertible securities	$-	$605
Accrued expense and other current liabilities	$136	$711

i.	The following related party transactions are included in the consolidated statements of operations:

	Year ended	Year ended	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023

Research and development	$653	$208	$228
General and administrative	$1,025	$307	$288
Interest expense	$-	$17	$27